Property Plant and Equipment - Summary of Amounts Included in Building, Machinery and Equipment Under a Finance Lease (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	€ 77	€ 60
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	24	25
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	53	35
Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	110	92
Gross value [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	31	30
Gross value [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	79	62
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	(33)	(32)
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	(7)	(5)
Accumulated depreciation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amounts included in Building/Machinery and Equipment under finance lease net	€ (26)	€ (27)